Business and segmental reporting (Tables)	12 Months Ended
Dec. 31, 2014
Business and segmental reporting [Abstract]
Revenues of Major Customers
The following table presents consolidated revenues for customers that accounted for more than 10% of Ardmore’s consolidated revenues during the periods presented:

	For the year ended
	Dec 31, 2014	Dec 31, 2013		Dec 31, 2012
Navig8 Group	< 10%	< 10%		16,336,503
Dampskibsselskabet Norden A/S	< 10%	5,145,075		5,022,559
Itochu Enex Co., Ltd	< 10%	4,860,957		n/	a
Cargill International SA, Geneva	8,868,074	8,119,657		n/	a
Womar Logistic Pte., Ltd (pool arrangement)	7,072,663	10,299,096		n/	a
Mansel Ltd.	10,370,479	n/	a	n/	a
Koch Shipping Inc.	13,367,970	4,360,159		n/	a